Document and Entity Information	May 05, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 05, 2021
Entity Registrant Name	STERIS plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Entity Address, Address Line One	70 Sir John Rogerson’s Quay
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 R296
Country Region	353
City Area Code	1232
Local Phone Number	2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On May 11, 2021, STERIS plc (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) under Item 5.02, among others. The Original Form 8-K reported that the Board of Directors of the Company (the “Board”) increased its size from ten to eleven on May 5, 2021, and appointed Paul E. Martin to serve as a Director effective as of that date. In accordance with the Instructions to Item 5.02 of Form 8-K, this Current Report on Form 8-K/A reports Mr. Martin’s initial Board committee assignments. No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0001757898
Amendment Flag	true
Ordinary Shares, $0.001 par value [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	STE
Security Exchange Name	NYSE
2.700% Senior Notes due 2031 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.700% Senior Notes due 2031
Trading Symbol	STE/31
Security Exchange Name	NYSE
3.750% Senior Notes due 2051 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.750% Senior Notes due 2051
Trading Symbol	STE/51
Security Exchange Name	NYSE